Credit Impairment Losses and Provisions - Additional Information (Detail) - GBP (£)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of credit impairment loss and provisions [abstract]
Impairment losses on loans and advances to banks	£ 0	£ 0
Impairment losses on financial investments	£ 0	£ 0